Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 7,036	$ 13,801
Restricted cash	350	0
Accounts receivable trade	1,489	252
Due from related parties	$ 0	$ 142
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 610	$ 664
Prepaid expenses	569	546
Other current assets	2,066	3,685
Vessel held for sale	18,281	0
Total current assets	30,401	19,090
Fixed assets:
Vessels, net	82,843	104,819
Right-of-use assets	46,709	47,706
Total fixed assets	129,552	152,525
Other non-current assets:
Restricted cash, non-current	350	700
Prepaid expense other, non-current	3,750	0
Deferred charges and other investments, non-current	7,350	2,490
TOTAL ASSETS	171,403	174,805
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $669 and $566, respectively	18,588	8,691
Due to related parties	$ 5,895	$ 450
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 4,908	$ 3,308
Accrued liabilities	4,984	8,045
Finance lease liabilities, current	29,503	31,420
Deferred revenue	418	527
Dividends payable	676	652
Total current liabilities	64,972	53,093
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $729 and $742, respectively	42,220	55,843
Total liabilities	107,192	108,936
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at June 30, 2024 and December 31, 2023, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at June 30, 2024 and December 31, 2023; 9,012,456 and 8,694,630 shares issued and outstanding as at June 30, 2024 and December 31, 2023, respectively	1	1
Additional paid-in capital	39,253	38,916
Retained earnings	24,957	26,952
Total Stockholders' equity	64,211	65,869
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 171,403	$ 174,805